Related Party Transactions - Narrative (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Key management remuneration	$ 13.2	$ 16.2
Director's interest in issued share capital or voting control	1.00%
Executive committee and non-executive directors
Disclosure of transactions between related parties [line items]
Key management personnel's beneficial interest in issued and listed share capital	0.10%	0.10%	0.10%